Policyholder liabilities and unallocated surplus - Segmental analysis of the total charge for benefit and claims and movement in unallocated surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder liabilities and unallocated surplus
Claims incurred, net of reinsurance	$ (8,817)	$ (8,513)
Decrease (Increase) in policyholder liabilities, net of reinsurance	20,646	(10,196)
Movement in unallocated surplus of with-profits funds	1,868	(202)	$ (438)
Benefits and claims and movement in unallocated surplus, net of reinsurance	13,697	(18,911)	$ (28,588)
Increase in profit loss before tax due to change in reserving basis	945
Hong Kong
Policyholder liabilities and unallocated surplus
Claims incurred, net of reinsurance	(2,033)	(1,687)
Decrease (Increase) in policyholder liabilities, net of reinsurance	15,643	(6,088)
Movement in unallocated surplus of with-profits funds	1,815	(250)
Benefits and claims and movement in unallocated surplus, net of reinsurance	15,425	(8,025)
Indonesia
Policyholder liabilities and unallocated surplus
Claims incurred, net of reinsurance	(1,228)	(1,184)
Decrease (Increase) in policyholder liabilities, net of reinsurance	270	167
Benefits and claims and movement in unallocated surplus, net of reinsurance	(958)	(1,017)
Malaysia
Policyholder liabilities and unallocated surplus
Claims incurred, net of reinsurance	(1,070)	(1,015)
Decrease (Increase) in policyholder liabilities, net of reinsurance	(135)	(260)
Movement in unallocated surplus of with-profits funds	53	48
Benefits and claims and movement in unallocated surplus, net of reinsurance	(1,152)	(1,227)
Singapore
Policyholder liabilities and unallocated surplus
Claims incurred, net of reinsurance	(2,718)	(3,037)
Decrease (Increase) in policyholder liabilities, net of reinsurance	3,189	(2,856)
Benefits and claims and movement in unallocated surplus, net of reinsurance	471	(5,893)
Growth markets and other
Policyholder liabilities and unallocated surplus
Claims incurred, net of reinsurance	(1,768)	(1,590)
Decrease (Increase) in policyholder liabilities, net of reinsurance	1,679	(1,159)
Benefits and claims and movement in unallocated surplus, net of reinsurance	$ (89)	$ (2,749)